Segregated Funds (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Composition of Net Assets by Categories of Segregated Funds

The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2017 and 2016.

Ranges in per cent
Type of fund	2017	2016
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 15%
Balanced funds	22% to 29%	22% to 24%
Equity funds	55% to 60%	59% to 61%

Summary of Composition of Segregated Funds Net Assets

 The carrying value and change in segregated funds net assets are as follows.

Segregated funds net assets

As at December 31,	2017	2016
Investments at market value
Cash and short-term securities	$4,756	$4,524
Debt securities	15,472	15,651
Equities	12,624	12,458
Mutual funds	288,007	278,966
Other investments	4,514	4,552
Accrued investment income	201	201
Other assets and liabilities, net	(766)	(644)
Total segregated funds net assets	$324,808	$315,708
Composition of segregated funds net assets
Held by policyholders	$324,307	$315,177
Held by the Company	501	531
Total segregated funds net assets	$324,808	$315,708

Summary of Changes in Segregated Funds Net Assets

Changes in segregated funds net assets

For the years ended December 31,	2017	2016
Net policyholder cash flow
Deposits from policyholders	$34,776	$33,130
Net transfers to general fund	(1,734)	(878)
Payments to policyholders	(45,970)	(39,731)
	(12,928)	(7,479)
Investment related
Interest and dividends	16,930	15,736
Net realized and unrealized investment gains	24,384	4,097
	41,314	19,833
Other
Management and administration fees	(4,496)	(4,386)
Impact of changes in foreign exchange rates	(14,790)	(6,007)
	(19,286)	(10,393)
Net additions	9,100	1,961
Segregated funds net assets, beginning of year	315,708	313,747
Segregated funds net assets, end of year	$324,808	$315,708